Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loans and advances to customers [line items]
Loans secured on residential properties	£ 155,355	£ 154,727
Corporate loans	31,006	31,978
Finance leases	6,710	6,730
Secured advances		10
Other unsecured loans	6,230	6,165
Loans and advances to customers	200,508	200,727
Impairment loss allowances	(940)	(921)	£ (1,108)
Residual value and voluntary termination provisions	(78)	(68)
Net loans and advances to customers	199,490	199,738
Fellow Banco Santander subsidiaries and joint ventures [member]
Disclosure of loans and advances to customers [line items]
Amounts due from related parties	1,199	1,112
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to customers [line items]
Amounts due from related parties	£ 8	£ 5